Commitments and Contingencies (Details) $ in Thousands			1 Months Ended		6 Months Ended
	Oct. 31, 2023 USD ($)	Oct. 31, 2023 ILS (₪)	Sep. 30, 2019 USD ($)	Sep. 30, 2019 ILS (₪)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 ILS (₪)	Sep. 30, 2019 ILS (₪)
Commitments and Contingencies [Line Items]
Aggregate budget	$ 1,062	₪ 3,850,869,000	$ 1,500,000	₪ 4,880,603,000
Percentage of approved budget	40.00%	40.00%	60.00%	60.00%
Project budget aggregate amount			$ 1,333	₪ 4,623,142,000
Total funds received					$ 351
Percentage of royalties					3.00%
Liability amount					$ 9
Contingent upon future sales					$ 1,161
Court fees | ₪						₪ 143,493
IIA [Member]
Commitments and Contingencies [Line Items]
Total funds received			$ 809			1,300,171,000	₪ 2,773,885,000
Mr. Nussinovich [Member]
Commitments and Contingencies [Line Items]
Total funds received | ₪						₪ 5,751,714